Note 16 - Financial Instruments - Fair Values and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As of December 31,
[US$ thousands]	2021	2022
Financial assets at amortized cost:
Receivables from sale of investments (Note 13)	-	56,374
Trade receivables (Note 13)	43,864	57,923
Other receivables (Note 13) (1)	20,518	18,993
Total financial assets at amortized cost	64,382	133,290
Financial assets at fair value through profit or loss:
Receivables from sale of investments (Note 13)	-	76,278
Unlisted preferred and ordinary shares (Note 12) (2)	168,965	86,997
Listed equity securities (Note 3) (3)	78,135	66,250
Total financial assets at fair value through profit or loss	247,100	229,525
Total financial assets	311,482	362,815
Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 14)	13,508	7,835
Trade and other payables (Note 15)	38,378	46,937
Other financial liabilities	19,148	12,220
Total financial liabilities at amortized cost	71,409	66,992
Total financial liabilities	71,409	66,992
As of December 31, 2021 [US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 14)	-	1,944	-	1,944
Interest-bearing loans, including interest (Note 14)	-	160	-	160
Other non-current liabilities	-	-	23	23
Current:
Trade and other payables (Note 15)	38,378	-	-	38,378
Lease liabilities (Note 14)	3,482	-	-	3,482
Interest-bearing loans, including interest (Note 14)	7,793	-	-	7,793
Other current liabilities (Note 15)	19,125	-	-	19,125
Total financial liabilities, including interest	68,778	2,104	23	70,905
As of December 31, 2022 [US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 14)	-	2,228	2,973	5,201
Interest-bearing loans, including interest (Note 14)	-	-	-	-
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 15)	46,937	-	-	46,937
Lease liabilities (Note 14)	3,084	-	-	3,084
Interest-bearing loans, including interest (Note 14)	146	-	-	146
Other current liabilities (Note 15)	12,152	-	-	12,152
Total financial liabilities, including interest	62,319	2,228	3,041	67,588